Equity	12 Months Ended
Mar. 31, 2025
Equity [abstract]
Equity	Equity
(1)Share capital
Authorized share capital
Under Dutch law, the authorized share capital of a public limited liability company is the maximum capital that
Coincheck Parent may issue without amending its Articles of Association. At least one-fifth of the authorized share capital must at all times be issued. Pursuant to the Articles of Association, as of the consummation of the
Reverse Recapitalization, Coincheck Parent’s authorized share capital is €4,000,000, divided into 400,000,000
Ordinary Shares with a nominal value of €0.01 each.
Issued share capital
For each of the periods presented, the following table shows the number of Coincheck Parent shares outstanding; this table has been recast for the effect of the Reverse Recapitalization:

	As of March 31,
	2024 (as recasted)		2025
	Number	Ordinary	Number	Ordinary
(In millions)	of shares	share capital	of shares	share capital
Former Coincheck shareholders	122,587,617	¥196	122,587,617	¥196
Issuance of shares in Reverse Recapitalization	—	—	7,115,459	15
Issuance of shares in business acquisition of Next Finance	—	—	1,111,450	2
Total Ordinary Shares Issued and Outstanding	122,587,617	¥196	130,814,526	¥213
Non-Redemption Agreement
Coincheck Group B.V. and Thunder Bridge entered into the Non-Redemption Agreement with Ghisallo on
December 4, 2024 and amended and restated the Non-Redemption Agreement on March 10, 2025, pursuant to which Ghisallo agreed not to redeem (or to validly rescind any redemption requests on) an aggregate of 973,000
Thunder Bridge Public Shares (the “Non-Redemption Shares”) in connection with the Special Meeting. In exchange for the foregoing commitments not to redeem the Non-Redemption Shares, Thunder Bridge paid
Ghisallo ¥1,593 million. If Ghisallo sells any Non-Redemption Shares by March 10, 2026 (the “Maturity
Date”), Ghisallo agrees to pay to Coincheck Parent an amount calculated based on the number of such Non-
Redemption Shares sold. On the Maturity Date, Ghisallo agreed to transfer to Coincheck Parent, at no cost to
Coincheck Parent and free and clear of any liens or encumbrances, any Non-Redemption Shares still retained by
it. The Company considered this transaction to be an equity transaction in accordance with IAS 32, Financial
Instruments: Presentation, whereas cash paid to Ghisallo was treated as an equity distribution and subsequent cash receipts as equity contributions. As of March 31, 2025, the Company received ¥202 million from this arrangement, which has been recorded to capital surplus in the consolidated statements of changes in equity.
There were 856,242 Non-Redemption Shares held by Ghisallo as of March 31, 2025.
(2)Other components of equity—Foreign currency translation adjustments
Foreign currency translation adjustments comprise all foreign currency differences arising from the translation of the financial statements of Coincheck Parent and CCG AS into Japanese yen.
(3)Dividends
There are no dividends declared and paid in the years ended March 31, 2023, 2024 and 2025.